S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 30, 2026 USD ($) $ / shares shares
Averin Capital Acquisition Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	937,500
Averin Capital Acquisition Sponsor LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	7,187,500
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Averin Capital Acquisition Sponsor LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	200,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,000,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Averin Capital Acquisition Sponsor LLC [Member] | Over-allotment Option Exercised [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Sponsor, officers or directors, or our or their affiliates [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	10,000
Sponsor, officers or directors, or our or their affiliates [Member] | Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	10,000
Sponsor, officers or directors, or our or their affiliates [Member] | Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10